John Hancock Small Cap Equity Fund (the “Fund”)
Supplement dated 6-14-12 to the current Prospectuses
In the “Fund summary” section, the information under the heading “Portfolio management” is amended as follows to reflect the addition of Thomas L. Holman to the investment management team of the fund:
Thomas L. Holman
Senior portfolio manager
Joined fund team in June 2012
In the “Fund details — Who’s who” section, the portfolio manager information in the “Subadviser” subsection is amended as follows to reflect the addition of Thomas L. Holman to the investment management team of the fund:
Thomas L. Holman
•	Senior portfolio manager

•	Joined fund team in June 2012

•	Portfolio manager, Lee Munder Capital Group (2004-2012)

•	Began business career in 1993
         You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Small Cap Equity Fund (the “Fund”)
Supplement dated 6-14-12 to the current Statement of Additional Information
Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Other Accounts the Portfolio Managers are Managing” subsection with respect to the Fund has been amended and restated as follows to reflect the addition of Thomas L. Holman to the Fund’s investment management team.
Other Accounts the Portfolio Managers are Managing. The table below indicates, for each portfolio manager, information about the accounts for which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of December 31, 2011 for Messrs. Cole, O’Brien and Shea and as of June 8, 2012 for Mr. Holman. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
Daniel H. Cole, CFA	Other Registered Investment Companies: Two (2) funds with total assets of approximately $411.0 million.

Other Pooled Investment Vehicles: None

Other Accounts: Three (3) accounts with total assets of approximately $4.6 million.

Thomas L. Holman*	Other Registered Investment Companies: One (1) fund with total assets of approximately $27.3 million.

Other Pooled Investment Vehicles: [None]

Other Accounts: Three (3) accounts with total assets of approximately $4.4 million.

Christopher J. O’Brien, CFA, CMT	Other Registered Investment Companies: One (1) fund with total assets of approximately $402.8 million.

Other Pooled Investment Vehicles: None

Other Accounts: Three (3) accounts with total assets of approximately $4.6 million.

Robert P. Shea, CFA	Other Registered Investment Companies: One (1) fund with total assets of approximately $402.8 million.

Other Pooled Investment Vehicles: None

Other Accounts: Three (3) accounts with total assets of approximately $4.6 million.

*	Information for Mr. Holman, who recently joined the investment management team, is as of June 8, 2012

Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Share Ownership by Portfolio Managers” subsection with respect to the Fund has been amended and restated as follows to reflect the addition of Thomas L. Holman to the Fund’s investment management team.
Share Ownership by Portfolio Managers. The following table indicates as of December 31, 2011 for Messrs. Cole, O’Brien and Shea and as of June 8, 2012, for Mr. Holman, the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

A	—	$0
B	—	$1 - $10,000
C	—	$10,001 - $50,000
D	—	$50,001 - $100,000
E	—	$100,001 - $500,000
F	—	$500,001 - $1,000,000
G	—	More than $1 million

Portfolio Manager	Range of Beneficial Ownership
Daniel H. Cole	E
Thomas L. Holman*	A
Christopher J. O’Brien, CFA, CMT	D
Robert P. Shea	D

*	Information for Mr. Holman, who recently joined the investment management team, is as of June 8, 2012
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.